REVENUE (Tables)	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATES OF REVENUE

The following table disaggregates the Group’s revenue by major sources:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Engineering solutions of intelligent projects	86,317,471	97,860,980
Operation and maintenance of intelligent projects	4,862,650	4,303,976
Sales of equipment and materials of intelligent systems	1,665,691	10,290
Total	92,845,812	102,175,246

SCHEDULE OF REVENUES RECOGNIZED AT A POINT IN TIME OR OVER TIME

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Revenue recognized at a point in time	1,665,691	10,290
Revenue recognized over time	91,180,121	102,164,956
Total	92,845,812	102,175,246